Capital management	12 Months Ended
Dec. 31, 2021
Capital Management
Capital management

29. Capital management

The purpose of capital management is to ensure the capital adequacy for Nu's operation through control and monitoring of the capital position, to evaluate the capital necessity according to the risk taken and strategic aim of the organization and to establish a capital planning process in accordance with future requirements of regulatory capital, based on the Group's growth projections, risk exposure, market movements and other relevant information. Also, the capital management structure is responsible for identifying sources of capital, for writing and submitting the capital plan and capital contingent plan for approval.

At the executive level, the ALM Technical Forum is responsible for approving risk assessment and capital calculation methodologies, as well as reviewing, monitoring, and recommending capital-related action plans to the Risk Committee.

a) Minimum capital requirements

The Group must comply with two different regulatory capital requirements in Brazil: one for the Financial Conglomerate, led by Nu Financeira and composed of Nu Financeira along with Nu DTVM and Nu Invest, and the other applicable to Nu Pagamentos:

●	Financial Conglomerate: minimum level of capital, considering the minimum requirements for financial institutions according to Brazilian Federal Monetary Council (“CMN”) Resolution 4,193/13.
●	Nu Pagamentos: minimum level of capital, considering the minimum requirements for payment institutions, according to Circular BACEN 3,681/13.

In September 2021, Nu acquired Nu Mexico Financiera, S.A. de C.V., S.F.P., formerly AKALA, S.A. DE C.V., (“Akala”), a Mexican Financial Cooperative Association ("SOFIPO") and regulated by CNBV (Comisión Nacional Bancaria y de Valores). The regulatory capital requirements for this entity are defined by the NICAP metric (“nivel de capitalización”) set by CNBV, which is comparable to the Basel Ratio methodology.

Nu implemented a capital management structure aiming at maintaining a higher level of capital than the minimum regulatory requirements. Additionally, the Group has commenced operations in Colombia and will comply with local rules as soon as regulatory requirements are applicable in this jurisdiction.

b) Composition of capital

i) Financial conglomerate in Brazil

The regulatory capital used to monitor the compliance of a financial conglomerate with the Basel operating limits imposed by Brazilian Central Bank, is the sum of two items, as follows:

●	Tier I Capital: the sum of Common Equity Tier I, which consists of paid in capital, capital, reserves and retained earnings, less deductions, and prudential adjustments and the Additional Tier I, which consists of subordinated debt instruments without a defined maturity that meet eligibility requirements. It is important to note that the Financial Conglomerate does not hold any debt eligible to Additional Tier I on the date of these consolidated financial statements.
●	Tier II Capital: consists of subordinated debt instruments with defined maturity dates that meet eligibility requirements. Together with the Common Equity Tier I it composes the Total Capital.

The table below shows the calculation of the capital ratios and their minimum requirement for the Financial Conglomerate, required by the current regulation in Brazil. Notwithstanding the minimum capital adequacy ratio provided under CMN Resolution No. 4,193/13, upon being granted its financial institution license in 2018, Nu Financeira undertook a commitment to operate with a higher Basel Committee minimum capital adequacy ratio of 14.0% during its first five years of operations (i.e., until 2023).

Financial Conglomerate	2021	2020

Regulatory Capital	485,498	118,612
Tier I	467,225	101,229
Common Equity	467,225	101,229
Tier II	18,273	17,383

Risk Weighted Assets (RWA)	2,144,499	388,346
Credit Risk (RWA CPAD)	1,891,177	372,841
Market Risk (RWA MPAD)	14,825	63
Operational Risk (RWA OPAD)	238,497	15,442

Capital Required	225,172	40,776

Margin	260,325	77,836
Basel Ratio	22.6%	30.5%

RBAN - Capital Required	896	2,334
Margin considering RBAN	259,429	75,502

ii) Nu Pagamentos

Nu Pagamentos’ capital management aims to determine the capital needed for its growth and to plan additional sources of capital, to permanently maintain equity in amounts higher than the requirements defined by Brazilian Central Bank.

The subsidiary permanently maintains its shareholders' equity adjusted by the income accounts in an amount corresponding to, at least, the highest amount between i) 2% of the monthly average of payment transactions carried out by the subsidiary in the last 12 (twelve) months; or ii) 2% of the balance of electronic coins issued by the Nu Pagamentos, calculated daily.

The table below shows the calculation of the capital ratio and its minimum requirement for Nu Pagamentos, required by the current regulation in Brazil.

Nu Pagamentos	2021	2020

Adjusted Equity	570,418	276,672

Max Amount	2,487,136	1,538,256
Monthly average of payment transactions	2,487,136	1,538,256
Balance of electronic currencies	1,693,514	1,072,056

Capital Requirement Ratio	22.9%	18.0%

iii) Nu Mexico Financiera

Nu Mexico Financiera’s capital management aims to determine the capital needed for its growth and to plan additional sources of capital, to permanently maintain its Regulatory Capital higher than the requirements defined by CNBV.

In December 2021, its Regulatory Capital position was equivalent to US$4,435, resulting in a Capital ratio of 395%, being 10.5% the minimum required for Category 1 SOFIPO.